Consolidated Statement of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Income (loss) before taxes	CAD 132,324	CAD (20,348)
Add (deduct) items not requiring cash:
Share based compensation	5,119	3,281
Exploration and evaluation expense	168	0
Depreciation expense	117,945	116,232
Unrealized (gains) losses on derivatives	(73,305)	66,781
Finance expense	7,882	10,250
Expenditures on decommissioning liability	(1,190)	(1,857)
Changes in non-cash working capital	(2,542)	567
Cash provided by operating activities	186,401	174,906
Financing Activities
Increase (decrease) in bank indebtedness	56,189	(133,718)
Net proceeds of equity financing	0	95,130
Interest paid	(7,244)	(9,034)
Cash provided by (used in) financing activities	48,945	(47,622)
Investing Activities
Payments on property, plant and equipment	(221,223)	(121,283)
Payments on exploration and evaluation assets	(7,207)	(6,001)
Cash used in investing activities	(228,430)	(127,284)
Increase in cash and cash equivalents	6,916	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	CAD 6,916	CAD 0